Leases	6 Months Ended
Jun. 30, 2023
Leases
Leases

6.Leases

The Company’s operating leases mainly related to our office premises and on-demand delivery service stations. The total lease cost for the six months ended June 30, 2022 and 2023 was RMB 22,776 and RMB 19,439 (US$2,681), comprised of operating lease expenses of RMB 1,850 and RMB2,364 (US$326), and short-term lease expenses of RMB 20,926 and RMB17,075 (US$2,355) respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of June 30, 2023 was 1.73 years and 4.71%, respectively.

The operating cash flows used in operating leases was RMB2,586 and RMB2,388 (US$329) for the year ended December 31, 2022 and six months ended June 30, 2023, respectively.